UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
 (Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02110
 (Address of principal executive offices) (Zip code)

Dr. Joel Shulman
175 Federal Street, Suite #875
Boston, MA 02110
 (Name and address of agent for service)

(617) 917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

EntrepreneurShares Global Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 96.43%
	Apparel & Textile Products - 1.39%
16,566	Gildan Activewear, Inc. (b)	$517,658
	Asset Management - 4.40%
1,267	BlackRock, Inc.	566,463
16,324	Noah Holdings Ltd. - ADR (a)(b)	524,164
802	Partners Group Holding AG (b)	544,136
		1,634,763
	Biotechnology & Pharmaceutical - 11.06%
1,748	Actelion Ltd., Reg. (a)(b)	487,837
5,722	DBV Technologies SA (a)(b)	476,236
5,624	Galapagos NV (a)(b)	572,902
2,357	Genmab A/S (a)(b)	520,346
3,443	Jazz Pharmaceuticals plc (a)(b)	503,539
1,122	Regeneron Pharmaceuticals, Inc. (a)	501,669
574,452	Sino Biopharmaceutical Ltd. (b)	607,426
3,793	United Therapeutics Corp. (a)	444,502
		4,114,457
	Chemicals - 1.58%
860,395	Fufeng Group Ltd. (b)	589,266
	Commercial Services - 4.22%
3,823	Cintas Corp.	551,582
90,129	Clipper Logistics plc (b)	486,110
128,293	IWG plc (b)	532,069
		1,569,761
	Consumer Products - 1.34%
213,130	Wilmar International Ltd. (b)	499,652
	Containers & Packaging - 1.77%
335,180	Nine Dragons Paper Holdings Ltd. (b)	659,067
	Electrical Equipment - 1.50%
8,714	Renishaw plc (b)	556,163
	Gaming, Lodging & Restaurants - 1.49%
3,729	Wynn Resorts Ltd.	555,323
	Hardware - 1.59%
4,798	Nidec Corp. (b)	589,277
	Health Care Facilities & Services - 3.21%
3,446	UnitedHealth Group, Inc.	674,899
4,662	Universal Health Services, Inc. - Class B	517,202
		1,192,101
	Institutional Financial Services - 2.94%
8,042	Intercontinental Exchange, Inc.	552,485
8,883	SEI Investments Co.	542,396
		1,094,881
	Insurance - 5.82%
17,854	Admiral Group plc (b)	434,705
9,346	Athene Holding Ltd. - Class A (a)(b)	503,189
3,892	Berkshire Hathaway, Inc. - Class B (a)	713,481
66,977	Ping An Insurance Group Co. of China Ltd. (b)	514,014
		2,165,389
	Iron & Steel - 1.30%
13,976	Steel Dynamics, Inc.	481,753
	Manufactured Goods - 1.23%
896,412	China Zhongwang Holdings Ltd. (b)	457,868
	Media - 12.55%
811	Alphabet, Inc. - Class A (a)	789,687
15,010	CyberAgent, Inc. (b)	437,528
8,678	DISH Network Corp. - Class A (a)	470,608
5,146	Facebook, Inc. - Class A (a)	879,297
39,373	GMO Internet, Inc. (b)	479,719
3,332	Netflix, Inc. (a)	604,258

35,326	SEEK Ltd. (b)	460,258
5,130	VeriSign, Inc. (a)	545,781
		4,667,136
	Oil, Gas & Coal - 4.34%
15,008	Continental Resources, Inc. (a)	579,459
28,053	Kinder Morgan, Inc.	494,902
18,789	Parsley Energy, Inc. - Class A (a)	538,057
		1,612,418
	Real Estate - 2.71%
9,842	Colliers International Group, Inc. (b)	488,255
40,923	Hemfosa Fastigheter AB (b)	520,022
		1,008,277
	Recreation Facilities & Services - 2.58%
27,373	Corporate Travel Management Ltd. (b)	469,364
13,904	Flight Centre Travel Group Ltd. (b)	490,893
		960,257
	Retail - Consumer Staples - 2.74%
10,689	Alimentation Couche-Tard, Inc. - Class B (b)	487,440
6,894	Walgreens Boots Alliance, Inc.	532,355
		1,019,795
	Retail - Discretionary - 3.55%
887	Amazon.com, Inc. (a)	852,717
42,716	Rakuten, Inc. (b)	465,786
		1,318,503
	Semiconductors - 4.53%
11,158	Mellanox Technologies Ltd. (a)(b)	526,100
5,986	Microchip Technology, Inc.	537,423
3,478	NVIDIA Corp.	621,762
		1,685,285
	Software - 8.54%
8,068	Cerner Corp. (a)	575,410
4,706	Check Point Software Technologies Ltd. (a)(b)	536,578
920	Constellation Software, Inc. (b)	501,928
1,785	NetEase, Inc. - ADR (b)	470,901
6,050	Salesforce.com, Inc. (a)	565,191
6,518	Synopsys, Inc. (a)	524,894
		3,174,902
	Specialty Finance - 2.72%
44,239	Financial Products Group Co. Ltd. (b)	491,042
3,367	FleetCor Technologies, Inc. (a)	521,111
		1,012,153
	Technology Services - 1.45%
3,612	Teleperformance (b)	539,175
	Telecommunication Services - 1.36%
22,663	Vision, Inc. (a)(b)	506,531
	Telecommunications - 2.94%
7,080	SoftBank Group Corp. (b)	571,559
8,396	United Internet AG, Reg. (b)	522,654
		1,094,213
	Transportation & Logistics - 1.58%
2,608	FedEx Corp.	588,313
	TOTAL COMMON STOCKS (Cost $31,733,141)	35,864,337

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.46%
	Real Estate - 1.46%
8,538	Prologis, Inc.	541,821
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $461,824)	541,821

	MONEY MARKET FUNDS - 3.37%
1,253,129	First American Treasury Obligations Fund - Class Z, 0.89% (c)	1,253,129
	TOTAL MONEY MARKET FUNDS (Cost $1,253,129)	1,253,129

	Total Investments (Cost $33,448,094)* - 101.26%	37,659,287
	Liabilities in Excess of Other Assets - (1.26)%	(468,009)
	TOTAL NET ASSETS - 100.00%	$37,191,278

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
Reg.- Registered

(a)	Non-income producing security.
(b)	Global security, as classified by the Fund's Investment Advisor, in accordance to the definition in the Fund's prospectus.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.

*	The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows(1):

	Investments (2)	Foreign Currency	Total Portfolio
Tax cost	$33,448,094	$13,679	$33,461,773

Gross unrealized appreciation	4,704,737	–	4,704,737
Gross unrealized depreciation	(493,544)	(6)	(493,550)
Net unrealized appreciation (depreciation)	$4,211,193	$(6)	$4,211,187

(1)
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

(2)	Appreciation and depreciation on investments includes changes in the foreign exchange rates on investments and changes in market prices of securities held.

EntrepreneurShares Global Fund
Securities by Country of Risk
September 30, 2017 (Unaudited)

Country	Percent of Net Assets
United States	48.8%
Japan	9.6%
China	6.9%
Canada	5.3%
Switzerland	4.2%
United Kingdom	4.0%
Australia	3.8%
Hong Kong	3.4%
Israel	2.8%
France	2.7%
Belgium	1.5%
Bermuda	1.4%
Denmark	1.4%
Germany	1.4%
Ireland	1.4%
Sweden	1.4%
Singapore	1.3%
101.3%

Entrepreneur U.S. Small Cap Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 97.30%
	Administrative and Support Services - 0.82%
135,010	Hudson Technologies, Inc. (a)	$1,054,428
	Apparel & Textile Products - 0.87%
44,593	Skechers U.S.A., Inc. - Class A (a)	1,118,838
	Asset Management - 0.99%
32,333	Cohen & Steers, Inc.	1,276,830
	Banking - 4.05%
52,912	Live Oak Bancshares, Inc.	1,240,787
18,526	Pinnacle Financial Partners, Inc.	1,240,316
23,732	Preferred Bank	1,432,226
56,037	TriState Capital Holdings, Inc. (a)	1,283,247
		5,196,576
	Biotechnology & Pharmaceutical - 14.78%
47,126	Aclaris Therapeutics, Inc. (a)	1,216,322
21,881	Clovis Oncology, Inc. (a)	1,802,994
78,194	Corcept Therapeutics, Inc. (a)	1,509,144
31,603	FibroGen, Inc. (a)	1,700,241
93,341	Ironwood Pharmaceuticals, Inc. - Class A (a)	1,471,988
12,922	Kite Pharma, Inc. (a)	2,323,505
63,226	Omeros Corp. (a)	1,366,946
14,909	Puma Biotechnology, Inc. (a)	1,785,353
21,889	Seattle Genetics, Inc. (a)	1,190,980
29,180	Supernus Pharmaceuticals, Inc. (a)	1,167,200
9,841	TESARO, Inc. (a)	1,270,473
200,707	TherapeuticsMD, Inc. (a)	1,061,740
9,429	United Therapeutics Corp. (a)	1,104,985
		18,971,871
	Commercial Services - 3.21%
85,382	The Hackett Group, Inc.	1,296,953
16,660	Insperity, Inc.	1,466,080
36,065	National Research Corp. - Class A	1,359,650
		4,122,683
	Consumer Products - 4.15%
29,828	The Hain Celestial Group, Inc. (a)	1,227,422
30,751	Inter Parfums, Inc.	1,268,479
11,146	J&J Snack Foods Corp.	1,463,470
11,002	National Beverage Corp.	1,364,798
		5,324,169
	Consumer Services - 0.98%
49,422	Carriage Services, Inc.	1,265,203
	Design, Manufacturing & Distribution - 0.91%
31,529	Sanmina Corp. (a)	1,171,302
	Funds, Trusts, and Other Financial Vehicles - 1.25%
31,827	HealthEquity, Inc. (a)	1,609,810
	Gaming, Lodging & Restaurants - 3.48%
34,579	The Cheesecake Factory, Inc.	1,456,468
18,933	Papa John's International, Inc.	1,383,434
33,044	Texas Roadhouse, Inc.	1,623,782
		4,463,684
	Hardware - 6.63%
180,290	A10 Networks, Inc. (a)	1,362,992
27,027	Nutanix, Inc. - Class A (a)	605,135
91,582	Pure Storage, Inc. - Class A (a)	1,464,396

45,043	Super Micro Computer, Inc. (a)	995,450
22,827	Ubiquiti Networks, Inc. (a)	1,278,769
19,648	ViaSat, Inc. (a)	1,263,759
65,131	Vicor Corp. (a)	1,537,092
		8,507,593
	Health Care Facilities & Services - 5.42%
63,403	Diplomat Pharmacy, Inc. (a)	1,313,076
59,383	The Ensign Group, Inc.	1,341,462
19,701	LHC Group, Inc. (a)	1,397,195
91,993	Natera, Inc. (a)	1,185,790
19,506	PAREXEL International Corp. (a)	1,718,088
		6,955,611
	Home & Office Products - 2.99%
49,598	Century Communities, Inc. (a)	1,225,071
26,876	LGI Homes, Inc. (a)	1,305,367
29,459	Meritage Homes Corp. (a)	1,307,980
		3,838,418
	Institutional Financial Services - 1.08%
32,249	Moelis & Co. - Class A	1,388,319
	Insurance - 2.00%
30,884	Kinsale Capital Group, Inc.	1,333,262
59,134	State National Co., Inc.	1,241,223
		2,574,485
	Iron & Steel - 0.94%
34,980	Steel Dynamics, Inc.	1,205,761
	Media - 4.93%
221,657	Entravision Communications Corp. - Class A	1,263,445
51,858	HealthStream, Inc. (a)	1,211,921
36,375	Shutterstock, Inc. (a)	1,210,924
21,027	The Trade Desk, Inc. - Class A (a)	1,293,371
57,166	World Wrestling Entertainment, Inc. - Class A	1,346,259
		6,325,920
	Medical Equipment & Devices - 4.55%
46,636	Globus Medical, Inc. - Class A (a)	1,386,022
18,940	Masimo Corp. (a)	1,639,447
34,038	Merit Medical Systems, Inc. (a)	1,441,509
49,897	NxStage Medical, Inc. (a)	1,377,157
		5,844,135
	Oil, Gas & Coal - 2.02%
59,032	Matador Resources Co. (a)	1,602,719
37,579	Parsley Energy, Inc. - Class A (a)	989,831
		2,592,550
	Professional, Scientific, and Technical Services - 0.96%
27,602	Juno Therapeutics, Inc. (a)	1,238,226
	Renewable Energy - 0.97%
159,376	Ameresco, Inc. - Class A (a)	1,243,133
	Semiconductors - 4.23%
31,652	Impinj, Inc. (a)	1,317,040
6,537	IPG Photonics Corp. (a)	1,209,737
50,476	IXYS Corp. (a)	1,196,281
15,982	Monolithic Power Systems, Inc.	1,702,882
		5,425,940
	Software - 11.93%
39,394	Benefitfocus, Inc. (a)	1,325,608
73,294	Box, Inc. - Class A (a)	1,416,040
20,748	HubSpot, Inc. (a)	1,743,869

27,079	New Relic, Inc. (a)	1,348,534
27,421	Omnicell, Inc. (a)	1,399,842
21,720	Paycom Software, Inc. (a)	1,628,131
79,828	PDF Solutions, Inc. (a)	1,236,536
25,166	Pegasystems, Inc.	1,450,820
30,835	SS&C Technologies Holdings, Inc.	1,238,025
46,249	Twilio, Inc. - Class A (a)	1,380,533
20,301	Veeva Systems, Inc. - Class A (a)	1,145,180
		15,313,118
	Specialty Finance - 3.15%
11,856	Euronet Worldwide, Inc. (a)	1,123,830
29,951	Green Dot Corp. - Class A (a)	1,484,971
5,859	LendingTree, Inc. (a)	1,432,232
		4,041,033
	Technology Services - 6.74%
19,415	EPAM Systems, Inc. (a)	1,707,161
24,589	ExlService Holdings, Inc. (a)	1,434,031
29,881	Forrester Research, Inc.	1,250,520
6,460	MarketAxess Holdings, Inc.	1,191,935
22,590	Medidata Solutions, Inc. (a)	1,763,375
31,415	TeleTech Holdings, Inc.	1,311,576
		8,658,598
	Telecommunications - 2.34%
31,422	Cogent Communications Holdings, Inc.	1,536,536
35,131	RingCentral, Inc. - Class A (a)	1,466,719
		3,003,255
	Waste & Environmental Services & Equipment - 0.93%
21,046	Clean Harbors, Inc. (a)	1,193,308
	TOTAL COMMON STOCKS (Cost $91,331,046)	124,924,797

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.88%
	Real Estate - 1.88%
47,184	The GEO Group, Inc.	1,269,250
87,150	Medical Properties Trust, Inc.	1,144,279
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,910,422)	2,413,529

	MONEY MARKET FUNDS - 1.64%
2,101,527	First American Treasury Obligations Fund - Class Z, 0.89% (b)	2,101,527
	TOTAL MONEY MARKET FUNDS (Cost $2,101,527)	2,101,527

	Total Investments (Cost $95,342,995)* - 100.82%	129,439,853
	Liabilities in Excess of Other Assets - (0.82)%	(1,052,579)
	TOTAL NET ASSETS - 100.00%	$128,387,274

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.

*	The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows(1):

Investments(2)
Tax cost	$95,342,995

Gross unrealized appreciation	35,920,734
Gross unrealized depreciation	(1,823,876)
Net unrealized appreciation	$34,096,858

(1)
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

(2)	Appreciation and depreciation on investments includes changes in the foreign exchange rates on investments and changes in market prices of securities held.

Entrepreneur U.S. Large Cap Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 93.76%
	Aerospace & Defense - 1.00%
4,452	Huntington Ingalls Industries, Inc.	$1,008,111
	Apparel & Textile Products - 1.63%
99,976	Under Armour, Inc. - Class A (a)	1,647,604
	Asset Management - 1.90%
4,300	BlackRock, Inc.	1,922,487
	Automotive - 1.03%
52,675	Gentex Corp.	1,042,965
	Banking - 2.00%
19,345	First Republic Bank	2,020,779
	Biotechnology & Pharmaceutical - 4.56%
5,654	Jazz Pharmaceuticals plc (a)	826,898
4,450	Regeneron Pharmaceuticals, Inc. (a)	1,989,684
18,606	Seattle Genetics, Inc. (a)	1,012,352
6,671	United Therapeutics Corp. (a)	781,774
		4,610,708
	Commercial Services - 1.00%
7,032	Cintas Corp.	1,014,577
	Consumer Products - 4.02%
18,973	Brown-Forman Corp. - Class B	1,030,234
5,764	Constellation Brands, Inc. - Class A	1,149,630
19,476	The Hain Celestial Group, Inc. (a)	801,437
19,491	Monster Beverage Corp. (a)	1,076,878
		4,058,179
	Gaming, Lodging & Restaurants - 3.87%
5,405	Chipotle Mexican Grill, Inc. (a)	1,663,821
15,057	Wynn Resorts Ltd.	2,242,289
		3,906,110
	Hardware - 4.15%
19,376	Apple, Inc.	2,986,229
6,373	Arista Networks, Inc. (a)	1,208,385
		4,194,614
	Health Care Facilities & Services - 5.08%
19,024	MEDNAX, Inc. (a)	820,315
12,509	UnitedHealth Group, Inc.	2,449,888
16,799	Universal Health Services, Inc. - Class B	1,863,681
		5,133,884
	Institutional Financial Services - 4.02%
29,410	Intercontinental Exchange, Inc.	2,020,467
33,443	SEI Investments Co.	2,042,030
		4,062,497
	Iron & Steel - 1.88%
55,054	Steel Dynamics, Inc.	1,897,711
	Media - 16.29%
5,445	Alphabet, Inc. - Class A (a)	5,301,905
29,711	DISH Network Corp. - Class A (a)	1,611,228
30,133	Facebook, Inc. - Class A (a)	5,148,826
13,421	Netflix, Inc. (a)	2,433,898
115,842	Twitter, Inc. (a)	1,954,255
		16,450,112
	Medical Equipment & Devices - 2.24%
1,218	Intuitive Surgical, Inc. (a)	1,273,882

5,493	Waters Corp. (a)	986,103
		2,259,985
	Oil, Gas & Coal - 4.81%
44,551	Antero Resources Corp. (a)	886,565
56,539	Continental Resources, Inc. (a)	2,182,971
41,471	Kinder Morgan, Inc.	795,413
37,579	Parsley Energy, Inc. - Class A (a)	989,831
		4,854,780
	Retail - Consumer Staples - 0.93%
12,145	Walgreens Boots Alliance, Inc.	937,837
	Retail - Discretionary - 5.93%
5,132	Amazon.com, Inc. (a)	4,933,648
44,290	Urban Outfitters, Inc. (a)	1,058,531
		5,992,179
	Semiconductors - 5.96%
5,491	IPG Photonics Corp. (a)	1,016,164
24,455	Microchip Technology, Inc.	2,195,570
15,683	NVIDIA Corp.	2,803,650
		6,015,384
	Software - 12.19%
38,735	Akamai Technologies, Inc. (a)	1,887,169
30,773	Cerner Corp. (a)	2,194,731
24,448	Fortinet, Inc. (a)	876,216
25,807	Salesforce.com, Inc. (a)	2,410,890
23,211	SS&C Technologies Holdings, Inc.	931,922
24,140	Synopsys, Inc. (a)	1,943,994
19,654	Workday, Inc. - Class A (a)	2,071,335
		12,316,257
	Specialty Finance - 4.02%
12,817	FleetCor Technologies, Inc. (a)	1,983,687
72,006	Square, Inc. - Class A (a)	2,074,493
		4,058,180

	Technology Services - 0.89%
3,361	CoStar Group, Inc. (a)	901,588
	Telecommunications - 1.96%
57,444	Zayo Group Holdings, Inc. (a)	1,977,222
	Transportation & Logistics - 2.40%
10,747	FedEx Corp.	2,424,308
	TOTAL COMMON STOCKS (Cost $78,916,039)	94,708,058

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.64%
	Real Estate - 3.64%
15,087	Alexandria Real Estate Equities, Inc.	1,794,900
29,630	Prologis, Inc.	1,880,320
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $3,304,193)	3,675,220

	MONEY MARKET FUNDS - 2.16%
2,183,030	First American Treasury Obligations Fund - Class Z, 0.89% (b)	2,183,030
	TOTAL MONEY MARKET FUNDS (Cost $2,183,030)	2,183,030

	Total Investments (Cost $84,403,262)* - 99.56%	100,566,308
	Other Assets in Excess of Liabilities - 0.44%	446,738
	TOTAL NET ASSETS - 100.00%	$101,013,046

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.

*	The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows(1):

Investments(2)
Tax cost	$84,403,262

Gross unrealized appreciation	19,606,060
Gross unrealized depreciation	(3,443,014)
Net unrealized appreciation	$16,163,046

(1)
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

(2)	Appreciation and depreciation on investments includes changes in the foreign exchange rates on investments and changes in market prices of securities held.

Investment Valuations (Unaudited)

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter (“OTC”) market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds’ investments as of September 30, 2017.

EntrepreneurShares Global Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$35,864,337	$-	$-	$35,864,337
Real Estate Investment Trusts	541,821	-	-	541,821
Money Market Funds	1,253,129	-	-	1,253,129
Total Investments	$37,659,287	$-	$-	$37,659,287

EntrepreneurShares U.S. Small Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$124,924,797	$-	$-	$124,924,797
Real Estate Investment Trusts	2,413,529	-	-	2,413,529
Money Market Funds	2,101,527	-	-	2,101,527
Total Investments	$129,439,853	$-	$-	$129,439,853

EntrepreneurShares U.S. Large Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$94,708,058	$-	$-	$94,708,058
Real Estate Investment Trusts	3,675,220	-	-	3,675,220
Money Market Funds	2,183,030	-	-	2,183,030
Total Investments	$100,566,308	$-	$-	$100,566,308

*	For further information regarding security characteristics, please see the Schedule of Investments.

For the period ended September 30, 2017, the Funds had no transfers of securities between levels and no investments in derivative instruments. Transfers between levels are recognized at the end of the reporting period. The Funds did not hold any Level 3 investments for the period ended September 30, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EntrepreneurShares Series Trust

By (Signature and Title)	/s/ Dr. Joel M Shulman
Dr. Joel M. Shulman, President

Date	December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dr. Joel M Shulman
Dr. Joel M. Shulman, President

Date	December 27, 2017

By (Signature and Title)*	/s/ Alissa M Shulman
Alissa Shulman, Treasurer

Date	December 27, 2017

*	Print the name and title of each signing officer under his or her signature.